Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Valuation allowance		$ 483	$ 150
U.S Statutory tax rate, percent		35.00%
Deferred tax benefit due to reduced U.S tax rate and other effects of tax act		$ 283
U.S. income tax rate on accumulated foreign subsidiary earnings on cash and other current assets		15.50%
U.S. income tax rate on accumulated foreign subsidiary earnings on remaining earnings		8.00%
Tax cuts and jobs act of 2017, incomplete accounting, provisional income tax expense		$ 529
Provisional adjustment to valuation allowance on foreign tax credit due to 2017 Tax Act		$ 339
Foreign unremitted earnings			9,300
Estimated federal and state income tax amounts net of applicable credits on foreign unremitted earnings			2,600
Percentage of dividend exemption on foreign earnings		100.00%
Net interest and penalties		$ 3	6	$ 3
Unrecognized interest and penalties expense		15	11
Unrecognized tax benefits that, if recognized, would impact effective tax rate		108
Gross unrecognized tax benefit liability		107	74
Net indemnification receivables		48	28	93
Decrease in gross unrecognized tax benefits			75
Expected reduction in gross unrecognized tax benefits		20
Baxalta Inc
Income Taxes [Line Items]
Decrease in gross unrecognized tax benefits			37
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Payment made for partially settlement on U.S. federal income tax audit for the period 2008-2013			$ 303
Discontinued Operations
Income Taxes [Line Items]
Decrease in gross unrecognized tax benefits				$ 10
Scenario Forecast
Income Taxes [Line Items]
U.S Statutory tax rate, percent	21.00%
Earliest Tax Year | Internal Revenue Service (IRS)
Income Taxes [Line Items]
Income tax period under audit			2008
Earliest Tax Year | Federal Ministry of Finance, Germany
Income Taxes [Line Items]
Income tax period under audit			2008
Earliest Tax Year | Ministry of Economic Affairs and Finance, Italy
Income Taxes [Line Items]
Income tax period under audit			2010
Latest Tax Year | Internal Revenue Service (IRS)
Income Taxes [Line Items]
Income tax period under audit			2013
Latest Tax Year | Federal Ministry of Finance, Germany
Income Taxes [Line Items]
Income tax period under audit			2011
Latest Tax Year | Ministry of Economic Affairs and Finance, Italy
Income Taxes [Line Items]
Income tax period under audit			2012
Domestic Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards		413
Foreign tax credit carryforwards		$ 348
Domestic Tax Authority | Earliest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates		2018
Tax credit carryforwards, expiration dates		2018
Domestic Tax Authority | Latest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration dates		2037
Tax credit carryforwards, expiration dates		2037
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards		$ 1,600
Foreign tax credit carryforwards		59
Foreign Tax Authority | Tax Year 2018
Income Taxes [Line Items]
Operating loss carryforwards		$ 3
Operating loss carryforwards, expiration dates		2018
Foreign Tax Authority | Tax Year 2019
Income Taxes [Line Items]
Operating loss carryforwards		$ 2
Operating loss carryforwards, expiration dates		2019
Foreign Tax Authority | Tax Year 2020
Income Taxes [Line Items]
Operating loss carryforwards		$ 37
Operating loss carryforwards, expiration dates		2020
Foreign Tax Authority | Tax Year 2022
Income Taxes [Line Items]
Operating loss carryforwards		$ 4
Operating loss carryforwards, expiration dates		2022
Foreign Tax Authority | Tax Year 2021
Income Taxes [Line Items]
Operating loss carryforwards		$ 47
Operating loss carryforwards, expiration dates		2021
Foreign Tax Authority | Tax Year After 2022
Income Taxes [Line Items]
Operating loss carryforwards		$ 440
Operating loss carryforwards, expiration dates		after 2022
Foreign Tax Authority | Tax Year No Expiration
Income Taxes [Line Items]
Operating loss carryforwards		$ 1,100
Operating loss carryforwards, expiration dates		No expiration date